Investments (Details 18)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	100.00%	100.00%
Percentage of gross unrealized loss and OTTI loss by industry	100.00%	100.00%
U.S. corporate securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	24.00%	23.00%
RMBS [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	30.00%	25.00%
Foreign corporate securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	23.00%	14.00%
U.S. Treasury, agency and government guaranteed securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	0.00%	8.00%
Percentage of gross unrealized loss and OTTI loss by industry	0.00%	8.00%
Foreign government debt securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	6.00%	9.00%
Percentage of gross unrealized loss and OTTI loss by industry	6.00%	9.00%
ABS [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	5.00%	5.00%
Percentage of gross unrealized loss and OTTI loss by industry	5.00%	5.00%
State and political subdivision securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	3.00%	8.00%
Percentage of gross unrealized loss and OTTI loss by industry	3.00%	8.00%
CMBS [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	4.00%	4.00%
Other sectors [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by sector	5.00%	4.00%
Mortgage-backed [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by industry	34.00%	29.00%
Finance Domestic Corporate Debt Securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by industry	27.00%	21.00%
Utility Domestic Corporate Debt Securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by industry	8.00%	5.00%
Consumer Domestic Corporate Debt Securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by industry	6.00%	4.00%
Communications Domestic Corporate Debt Securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by industry	3.00%	2.00%
Industrial Domestic Corporate Debt Securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by industry	2.00%	2.00%
Other industries [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of gross unrealized loss and OTTI loss by industry	6.00%	7.00%